PROPERTY, PLANT & EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY, PLANT & EQUIPMENT
Schedule of property, plant and equipment
	December 31,	December 31,
	2012	2011

Computer & Peripherals	$25,478	$22,550
Accumulated Deprecation	(18,435)	(14,552)
Property Plant & Equipment, Net	$7,043	$7,998